Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000190788
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TBVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 5,513,408,207
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 6,164,260
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,513,408,207 Number of Investments371 Total Advisory Fees Paid$6,164,260
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	15.8%
Commerical Paper	22.1%
Variable Rate Demand Instruments	62.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.1%
91-180 Days	8.1%
31-90 Days	23.2%
8-30 Days	11.2%
1-7 Days	54.1%

Material Fund Change [Text Block]
C000026165
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Service Shares
Trading Symbol	TBSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 5,513,408,207
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 6,164,260
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,513,408,207 Number of Investments371 Total Advisory Fees Paid$6,164,260
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	15.8%
Commerical Paper	22.1%
Variable Rate Demand Instruments	62.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.1%
91-180 Days	8.1%
31-90 Days	23.2%
8-30 Days	11.2%
1-7 Days	54.1%

Material Fund Change [Text Block]
C000026164
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Wealth Shares
Trading Symbol	TBIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 5,513,408,207
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 6,164,260
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,513,408,207 Number of Investments371 Total Advisory Fees Paid$6,164,260
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	15.8%
Commerical Paper	22.1%
Variable Rate Demand Instruments	62.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.1%
91-180 Days	8.1%
31-90 Days	23.2%
8-30 Days	11.2%
1-7 Days	54.1%

Material Fund Change [Text Block]
C000157044
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Automated Shares
Trading Symbol	MOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
AssetsNet	$ 6,785,535,475
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,365,385
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,785,535,475 Number of Investments475 Total Advisory Fees Paid$6,365,385
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 15, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares (AS) class (after the voluntary waivers and reimbursements) will not exceed 0.50% (the “Fee Limit”). Prior to January 15, 2025, the Fee Limit for the Fund’s AS class was 0.56%.

Material Fund Change Expenses [Text Block]

     Effective January 15, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares (AS) class (after the voluntary waivers and reimbursements) will not exceed 0.50% (the “Fee Limit”). Prior to January 15, 2025, the Fee Limit for the Fund’s AS class was 0.56%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026110
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Capital Shares
Trading Symbol	MFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
AssetsNet	$ 6,785,535,475
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,365,385
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,785,535,475 Number of Investments475 Total Advisory Fees Paid$6,365,385
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Material Fund Change [Text Block]
C000157041
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash II Shares
Trading Symbol	MODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
AssetsNet	$ 6,785,535,475
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,365,385
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,785,535,475 Number of Investments475 Total Advisory Fees Paid$6,365,385
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Material Fund Change [Text Block]
C000157042
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	MFSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
AssetsNet	$ 6,785,535,475
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,365,385
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,785,535,475 Number of Investments475 Total Advisory Fees Paid$6,365,385
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Material Fund Change [Text Block]
C000157043
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Investment Shares
Trading Symbol	MOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
AssetsNet	$ 6,785,535,475
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,365,385
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,785,535,475 Number of Investments475 Total Advisory Fees Paid$6,365,385
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Material Fund Change [Text Block]
C000026109
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Service Shares
Trading Symbol	MOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 6,785,535,475
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,365,385
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,785,535,475 Number of Investments475 Total Advisory Fees Paid$6,365,385
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Material Fund Change [Text Block]
C000026108
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Wealth Shares
Trading Symbol	MOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 6,785,535,475
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 6,365,385
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,785,535,475 Number of Investments475 Total Advisory Fees Paid$6,365,385
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Material Fund Change [Text Block]